UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Stillwater Capital Advisors, LLC

Address: 200 W. Lancaster Avenue
         Wayne, PA 19087


13F File Number: 028-13804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas A. Swope
Title:   Chief Compliance Officer
Phone:


Signature, Place and Date of Signing:


/s/ Douglas A. Swope             Wayne, PA		      March 31, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:  $163,986
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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

								FORM 13F
								March 31,2013


											Voting Authority

								Value		Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer			Title of class	CUSIP		(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None

American Electric Power Inc	COM		025537101	3887		79940	SH		Sole			79940
Apple Inc			COM		037833100	8602		19432	SH		Sole			19432
AT&T Inc			COM		00206r102	5734		156269	SH		Sole			156269
BlackRock Inc			COM		09247x101	5709		22224	SH		Sole			22224
Centurylink Inc			COM		156700106	5087		144794	SH		Sole			144794
Chevron Corp			COM		166764100	1106		9307	SH		Sole			9307
Citigroup Inc			COM		172967424	867		19605	SH		Sole			19605
Dominion Resources Inc VA	COM		25746u109	2097		36045	SH		Sole			36045
Du Pont E I de Nemours & Co	COM		263534109	3963		80610	SH		Sole			80610
EMC Corp MA			COM		268648102	4757		199115	SH		Sole			199115
Exxon Mobil Corp		COM		30231g102	4967		55116	SH		Sole			55116
General Electric Co		COM		369604103	6083		263101	SH		Sole			263101
Intel Corp			COM		458140100	5670		259688	SH		Sole			259688
International Business Machine	COM		459200101	5581		26166	SH		Sole			26166
JPMorgan Chase & Co		COM		46625h100	6252		131726	SH		Sole			131726
Kraft Foods Group Inc		COM		50076q106	6217		120655	SH		Sole			120655
Marathon Oil Corp		COM		565849106	6248		185294	SH		Sole			185294
Marathon Petroleum Corp		COM		56585a102	8215		91684	SH		Sole			91684
McDonalds Corp			COM		580135101	6621		66415	SH		Sole			66415
Merck & Co Inc			COM		58933y105	6302		142588	SH		Sole			142588
PepsiCo Inc			COM		713448108	5530		69909	SH		Sole			69909
Pfizer Inc			COM		717081103	7127		246940	SH		Sole			246940
Qualcomm Inc			COM		747525103	4640		69315	SH		Sole			69315
Target Corp			COM		87612e106	6413		93695	SH		Sole			93695
United Parcel Service Inc Cl B	COM		911312106	5554		64660	SH		Sole			64660
United Technologies Corp	COM		913017109	6386		68355	SH		Sole			68355
US Bancorp Del			COM		902973304	5849		172380	SH		Sole			172380
Visa Inc Cl A			COM		92826c839	6288		37022	SH		Sole			37022
iShares Tr Consumer Goods Inde	CONS GOODS IDX	464287812	969		11396	SH		Sole			11396
iShares Tr Consumer Services I	CONS SRVC IDX	464287580	969		9923	SH		Sole			9923
iShares Tr DJ Select Div Index	DJ SEL DIV INX	464287168	423		6665	SH		Sole			6665
iShares Tr DJ US Energy		DJ US ENERGY	464287796	1347		29842	SH		Sole			29842
iShares Tr DJ US Financial Sec	DJ US FINL SEC	464287788	1819		26804	SH		Sole			26804
iShares Tr DJ US Healthcare	DJ US HEALTHCR	464287762	1174		12174	SH		Sole			12174
iShares Tr DJ US Telecom	DJ US TELECOM	464287713	278		11444	SH		Sole			11444
iShares Tr Index DJ US Industr	DJ US INDUSTRL	464287754	746		9138	SH		Sole			9138
iShares Tr Index DJ US Tech Se	DJ US TECH SEC	464287721	2358		32160	SH		Sole			32160
iShares Tr Russell 1000 Growth	RUSSELL1000GRW	464287614	408		5715	SH		Sole			5715
iShares Tr Russell 1000 Value	RUSSELL1000VAL	464287598	420		5170	SH		Sole			5170
Vanguard Index Funds Growth ET	GROWTH ETF	922908736	229		2950	SH		Sole			2950
WisdomTree Trust DEFA Fund	DEFA FD		97717w703	305		6347	SH		Sole			6347
WisdomTree Trust Mid Cap Div F	MIDCAP DIVI FD	97717w505	548		8410	SH		Sole			8410
WisdomTree Trust Small Cap Div	SMALLCAP DIVID	97717w604	241		4220	SH		Sole			4220
REPORT SUMMARY 	43	DATA RECORDS	163986		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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